Subsequent Events (Details) - Subsequent Event [Member] - USD ($)	Sep. 09, 2025	Jul. 16, 2025	Aug. 01, 2025
Subsequent Events [Line Items]
Net proceeds (in Dollars)		$ 5,600,000
Initial investment (in Dollars)			$ 150,000
LabelBridge [Member]
Subsequent Events [Line Items]
Percentage of equity interest			55.00%
Share Combination [Member]
Subsequent Events [Line Items]
Ordinary shares, ratio	50-to-1
Shares split	50
Jayud Global Logistics (HongKong) Limited (“JYD HK”) [Member]
Subsequent Events [Line Items]
Stock Issued During Period, Shares, New Issues		42,857,143
Price of per share (in Dollars per share)		$ 0.14
Direct offering cost (in Dollars)		$ 6
Minimum [Member] | Share Combination [Member]
Subsequent Events [Line Items]
Authorized share capital (in Dollars)	$ 50,000
Ordinary shares, share authorized	500,000,000
Ordinary shares, par value (in Dollars per share)	$ 0.0001
Minimum [Member] | Common Class A [Member] | Share Combination [Member]
Subsequent Events [Line Items]
Ordinary shares, share authorized	480,000,000
Ordinary shares, par value (in Dollars per share)	$ 0.0001
Minimum [Member] | Common Class B [Member] | Share Combination [Member]
Subsequent Events [Line Items]
Ordinary shares, share authorized	20,000,000
Ordinary shares, par value (in Dollars per share)	$ 0.0001
Maximum [Member] | Share Combination [Member]
Subsequent Events [Line Items]
Authorized share capital (in Dollars)	$ 2,500,000
Ordinary shares, share authorized	500,000,000
Ordinary shares, par value (in Dollars per share)	$ 0.005
Maximum [Member] | Common Class A [Member] | Share Combination [Member]
Subsequent Events [Line Items]
Ordinary shares, share authorized	480,000,000
Ordinary shares, par value (in Dollars per share)	$ 0.005
Maximum [Member] | Common Class B [Member] | Share Combination [Member]
Subsequent Events [Line Items]
Ordinary shares, share authorized	20,000,000
Ordinary shares, par value (in Dollars per share)	$ 0.005